Quarterly Report
February 28, 2023
MFS®  Government Markets Income Trust
MGF-Q1

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.4%
U.S. Bonds – 90.5%
Asset-Backed & Securitized – 5.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.027%, 11/15/2054 (i)	$1,173,954	$64,880
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.101% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	323,500	311,979
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.073% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	175,500	163,084
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.988% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	374,500	364,201
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.076% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	512,000	492,555
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.297%, 7/15/2054 (i)	1,177,729	85,777
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.62%, 2/15/2054 (i)	986,425	88,223
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.46%, 12/15/2055 (i)	1,234,015	48,011
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.271%, 2/15/2054 (i)	1,976,430	135,209
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.151%, 3/15/2054 (i)	1,170,389	72,515
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)	1,596,739	78,278
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.266%, 7/15/2054 (i)	1,455,910	104,450
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.282%, 8/15/2054 (i)	2,205,393	159,808
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.042%, 9/15/2054 (i)	1,890,015	105,735
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.787% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	200,500	196,914
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.068% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	253,500	246,575
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.887% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	345,000	331,503
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,146	92,404
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.867%, 12/15/2072 (i)(n)	1,424,520	61,896
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.324%, 2/15/2054 (i)	1,518,809	112,761
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.778%, 4/15/2054 (i)	996,463	42,668
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.046%, 6/15/2064 (i)	993,177	58,452
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	107,358	106,524
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.338% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	283,500	274,147
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.238% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	500,000	472,431
MF1 2021-FL5 Ltd., “AS”, FLR, 5.876% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	173,500	168,069
MF1 2021-FL5 Ltd., “B”, FLR, 6.126% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	279,500	270,281
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.831%, 12/15/2051 (i)	1,617,660	57,587
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.295%, 5/15/2054 (i)	736,809	50,153
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.228%, 6/15/2054 (i)	1,143,172	71,313
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.099%, 10/15/2054 (i)	3,364,625	197,466
PFP III 2021-7 Ltd., “AS”, FLR, 5.738% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	311,484	297,236
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.817% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	216,149	209,805
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.058%, 1/15/2052 (i)(n)	869,628	35,436
		$5,628,326
Broadcasting – 0.9%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$167,940
Walt Disney Co., 3.5%, 5/13/2040	612,000	494,565
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)	379,000	327,195
		$989,700
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$236,798
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	74,624
		$311,422
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	$250,000	$218,371
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$135,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$171,000	$171,083
Electronics – 0.5%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$543,097
Food & Beverages – 2.1%
Constellation Brands, Inc., 4.65%, 11/15/2028	$1,500,000	$1,451,465
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	488,000	405,847
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	486,856
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	34,535
		$2,378,703
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$33,000	$31,493
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	38,951
		$70,444
Insurance – 0.4%
Corebridge Financial, Inc., 3.85%, 4/05/2029 (n)	$500,000	$451,652
Insurance - Health – 0.7%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$151,511
UnitedHealth Group, Inc., 4.625%, 7/15/2035	672,000	643,785
		$795,296
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$71,840
Major Banks – 1.9%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$608,276
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	607,741
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	330,363
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	520,657
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	121,082
		$2,188,119
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$109,103
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	90,521
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	526,408
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	245,271
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	169,751
		$1,141,054
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$87,187
Mortgage-Backed – 38.2%
Fannie Mae, 2.41%, 5/01/2023	$110,898	$110,051
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	2,090,810	2,010,595
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	1,596,633	1,482,591
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	179,692	186,531
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	231,063	208,881
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	73,977	7,010
Fannie Mae, 3%, 2/25/2033 (i)	112,198	10,136
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	992,426	1,014,753
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	291,397	299,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	$241,716	$243,300
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	988,606	925,149
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	103,171	93,866
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	374,677	371,971
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	307,408	282,007
Fannie Mae, 2.75%, 9/25/2042	91,755	85,038
Fannie Mae, UMBS, 2%, 5/01/2037 - 4/01/2052	7,320,888	6,090,246
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 7/01/2052	3,761,328	3,209,636
Fannie Mae, UMBS, 3%, 6/01/2051 - 6/01/2052	1,046,674	926,119
Fannie Mae, UMBS, 3.5%, 5/01/2052	72,422	65,953
Fannie Mae, UMBS, 4.5%, 9/01/2052	97,797	94,567
Fannie Mae, UMBS, 5.5%, 11/01/2052	342,485	342,339
Fannie Mae, UMBS, 6%, 2/01/2053	74,925	78,527
Freddie Mac, 3.06%, 7/25/2023	293,336	291,254
Freddie Mac, 3.458%, 8/25/2023	359,743	356,908
Freddie Mac, 0.903%, 4/25/2024 (i)	2,851,880	22,911
Freddie Mac, 0.597%, 7/25/2024 (i)	3,917,283	23,428
Freddie Mac, 3.064%, 8/25/2024	475,815	462,340
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	268,319	266,516
Freddie Mac, 2.67%, 12/25/2024	827,000	792,875
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	2,378,278	2,233,127
Freddie Mac, 1.368%, 3/25/2027 (i)	391,000	19,015
Freddie Mac, 0.573%, 7/25/2027 (i)	8,374,329	175,236
Freddie Mac, 0.424%, 8/25/2027 (i)	6,505,882	105,479
Freddie Mac, 0.293%, 1/25/2028 (i)	11,560,606	154,045
Freddie Mac, 0.304%, 1/25/2028 (i)	4,967,798	68,161
Freddie Mac, 0.135%, 2/25/2028 (i)	13,990,747	98,386
Freddie Mac, 2.5%, 3/15/2028	13,940	13,826
Freddie Mac, 0.12%, 4/25/2028 (i)	9,003,938	60,071
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	1,818,215	1,650,098
Freddie Mac, 1.091%, 7/25/2029 (i)	1,257,069	70,214
Freddie Mac, 1.143%, 8/25/2029 (i)	2,545,158	149,406
Freddie Mac, 1.8%, 4/25/2030 (i)	600,527	63,026
Freddie Mac, 1.868%, 4/25/2030 (i)	1,277,474	135,554
Freddie Mac, 1.665%, 5/25/2030 (i)	612,877	59,784
Freddie Mac, 1.797%, 5/25/2030 (i)	1,389,954	145,874
Freddie Mac, 1.341%, 6/25/2030 (i)	559,633	44,898
Freddie Mac, 1.6%, 8/25/2030 (i)	633,757	60,845
Freddie Mac, 1.17%, 9/25/2030 (i)	314,905	22,527
Freddie Mac, 1.08%, 11/25/2030 (i)	789,331	52,966
Freddie Mac, 0.329%, 1/25/2031 (i)	2,859,796	56,586
Freddie Mac, 0.781%, 1/25/2031 (i)	873,865	44,356
Freddie Mac, 0.936%, 1/25/2031 (i)	663,744	39,478
Freddie Mac, 0.516%, 3/25/2031 (i)	2,271,836	72,579
Freddie Mac, 0.732%, 3/25/2031 (i)	973,113	46,729
Freddie Mac, 1.217%, 5/25/2031 (i)	399,402	31,642
Freddie Mac, 0.937%, 7/25/2031 (i)	489,989	30,906
Freddie Mac, 0.536%, 9/25/2031 (i)	2,619,786	97,739
Freddie Mac, 0.855%, 9/25/2031 (i)	808,717	46,699
Freddie Mac, 0.349%, 11/25/2031 (i)	3,899,181	98,286
Freddie Mac, 0.498%, 12/25/2031 (i)	3,898,081	135,522
Freddie Mac, 0.567%, 12/25/2031 (i)	644,718	25,269
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	154,768	160,183
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	175,871	180,161
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	670,991	676,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2/15/2036 (i)	$27,653	$4,444
Freddie Mac, 2%, 8/15/2036	52,456	51,867
Freddie Mac, 6.5%, 5/01/2037	32,003	33,620
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	175,158	168,326
Freddie Mac, 4.5%, 12/15/2040 (i)	7,205	625
Freddie Mac, 3.25%, 11/25/2061	379,064	341,901
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	3,047,198	2,597,423
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	1,905,446	1,563,389
Freddie Mac, UMBS, 1.5%, 6/01/2051	448,036	346,781
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	148,395	135,936
Freddie Mac, UMBS, 3%, 1/01/2052 - 4/01/2052	336,663	296,893
Freddie Mac, UMBS, 4%, 5/01/2052	191,369	181,437
Freddie Mac, UMBS, 5%, 7/01/2052	373,680	368,472
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	327,501	338,574
Ginnie Mae, 5.679%, 8/20/2034	74,740	76,010
Ginnie Mae, 4%, 5/16/2039 - 8/20/2052	327,634	314,281
Ginnie Mae, 4.5%, 9/20/2041 - 12/20/2052	1,115,690	1,084,241
Ginnie Mae, 3.5%, 10/20/2041 (i)	34,278	1,669
Ginnie Mae, 3.5%, 4/15/2042 - 11/20/2052	1,449,393	1,348,294
Ginnie Mae, 2.5%, 6/20/2042 - 5/20/2052	2,303,859	1,994,218
Ginnie Mae, 4%, 8/16/2042 (i)	42,685	6,265
Ginnie Mae, 2.25%, 9/20/2043	24,407	23,183
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	1,479,192	1,330,365
Ginnie Mae, 2%, 1/20/2052 - 1/20/2053	969,670	813,097
Ginnie Mae, 0.586%, 2/16/2059 (i)	178,537	6,092
Ginnie Mae, TBA, 5%, 3/15/2053 - 4/20/2053	125,000	123,491
Ginnie Mae, TBA, 5.5%, 3/15/2053 - 4/20/2053	575,000	576,835
Ginnie Mae, TBA, 6%, 3/15/2053	100,000	101,437
Ginnie Mae, TBA, 3%, 3/21/2053	525,000	468,614
UMBS, TBA, 2.5%, 3/16/2038 - 3/25/2053	1,087,307	947,692
UMBS, TBA, 6%, 3/13/2053	50,000	50,578
		$43,176,123
Municipals – 2.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$505,000	$485,234
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	615,000	657,653
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	175,000	160,633
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	3,913
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	179,451
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	535,000	487,045
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	12,445	11,813
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	40,121
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	816,377
		$2,842,240
Telecommunications - Wireless – 0.7%
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	$464,000	$305,205
T-Mobile USA, Inc., 4.375%, 4/15/2040	650,000	552,355
		$857,560
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$32,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.52%, 6/01/2024	$8,085	$8,070
Small Business Administration, 2.21%, 2/01/2033	67,875	60,874
Small Business Administration, 2.22%, 3/01/2033	112,993	101,778
Small Business Administration, 3.15%, 7/01/2033	95,426	89,364
Small Business Administration, 3.62%, 9/01/2033	91,614	87,412
		$347,498
U.S. Treasury Obligations – 34.0%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,777,751
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	50,713
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	632,750
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	367,395
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,161,591
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,776,276
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	390,944
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,403,953
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,068,768
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,827,372
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	670,480
U.S. Treasury Bonds, 2.375%, 5/15/2051	638,000	468,357
U.S. Treasury Bonds, 1.875%, 11/15/2051	1,425,500	927,132
U.S. Treasury Notes, 0.125%, 4/30/2023	3,940,200	3,909,506
U.S. Treasury Notes, 0.125%, 5/31/2023	2,400,000	2,371,597
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	564,063
U.S. Treasury Notes, 2.5%, 5/15/2024	755,000	731,790
U.S. Treasury Notes, 4.25%, 12/31/2024	633,000	625,904
U.S. Treasury Notes, 4.125%, 1/31/2025	232,000	228,982
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	4,513,469
U.S. Treasury Notes, 2%, 8/15/2025	98,000	92,089
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	504,743
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	604,802
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	5,583,897
U.S. Treasury Notes, 3.25%, 5/15/2042	165,000	145,838
		$38,400,162
Utilities - Electric Power – 1.3%
FirstEnergy Corp., 4.15%, 7/15/2027	$694,000	$647,363
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	348,654
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	500,000	489,955
		$1,485,972
Total U.S. Bonds		$102,324,226
Foreign Bonds – 6.9%
Australia – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,178
Bermuda – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$388,914
Chile – 0.3%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$228,816
Republic of Chile, 2.55%, 1/27/2032	200,000	163,960
		$392,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
China – 0.5%
AIA Group Ltd., 5.625%, 10/25/2027 (n)	$200,000	$204,713
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	501,000	415,394
		$620,107
India – 0.8%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$248,849
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	303,421
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	354,382
		$906,652
Indonesia – 0.6%
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	$222,000	$204,176
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	416,000	304,543
Republic of Indonesia, 5.65%, 1/11/2053	200,000	203,362
		$712,081
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$284,084
Israel – 0.3%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	$354,000	$310,564
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$243,132
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$328,304
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$183,422
United Mexican States, 4.75%, 4/27/2032	324,000	302,040
		$485,462
Morocco – 0.3%
Kingdom of Morocco, 3%, 12/15/2032 (n)	$377,000	$286,565
Philippines – 0.4%
Republic of Philippines, 5.609%, 4/13/2033	$200,000	$206,094
Republic of Philippines, 5.5%, 1/17/2048	200,000	202,116
		$408,210
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)	$200,000	$137,516
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)	300,000	273,750
		$411,266
South Korea – 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/2033	$200,000	$204,393
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	$470,000	$297,046
United Arab Emirates – 0.5%
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)	$200,000	$207,471
United Arab Emirates, 4.951%, 7/07/2052 (n)	400,000	387,664
		$595,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$579,822
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	201,597
		$781,419
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$103,195
Total Foreign Bonds		$7,774,483
Total Bonds		$110,098,709
Investment Companies (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 4.55% (v)	4,606,670	$4,606,670

Other Assets, Less Liabilities – (1.5)%		(1,683,191)
Net Assets – 100.0%		$113,022,188
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,606,670 and $110,098,709, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,528,967, representing 10.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 2/28/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	57	$7,137,469	June - 2023	$14,485
U.S. Treasury Ultra Bond	Short	USD	13	1,755,813	June - 2023	6,222
U.S. Treasury Ultra Note 10 yr	Long	USD	15	1,757,813	June - 2023	3,985
						$24,692

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	99	$11,053,969	June - 2023	$(12,520)
U.S. Treasury Note 2 yr	Long	USD	5	1,018,633	June - 2023	(3,088)
U.S. Treasury Note 5 yr	Long	USD	94	10,063,140	June - 2023	(23,380)
						$(38,988)
At February 28, 2023, the fund had liquid securities with an aggregate value of $142,128 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$38,747,660	$—	$38,747,660
Non - U.S. Sovereign Debt	—	5,161,542	—	5,161,542
Municipal Bonds	—	2,842,240	—	2,842,240
U.S. Corporate Bonds	—	11,929,877	—	11,929,877
Residential Mortgage-Backed Securities	—	43,176,123	—	43,176,123
Commercial Mortgage-Backed Securities	—	3,810,469	—	3,810,469
Asset-Backed Securities (including CDOs)	—	1,817,857	—	1,817,857
Foreign Bonds	—	2,612,941	—	2,612,941
Mutual Funds	4,606,670	—	—	4,606,670
Total	$4,606,670	$110,098,709	$—	$114,705,379
Other Financial Instruments
Futures Contracts – Assets	$24,692	$—	$—	$24,692
Futures Contracts – Liabilities	(38,988)	—	—	(38,988)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$863,587	$9,059,573	$5,316,533	$65	$(22)	$4,606,670
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,147	$—